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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-08895

ING Funds, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  March 31

Date of reporting period:                         June 30, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2005 (Unaudited)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%

$5,800,000	#	CHEYNE 2004-1A, 3.250%, due 11/10/05	$5,800,000
5,400,000	#, I	Newcastle CDO I Ltd., 3.330%, due 10/24/05	5,400,000
5,600,000	#	Putnam Structured Product CDO, 3.240%, due 08/15/05	5,600,000
4,050,000	#	Whitehawk CDO Funding Ltd., 3.420%, due 09/15/05	4,050,000

		Total Collateralized Mortgage Obligations
		(Cost $20,850,000)	20,850,000

COMMERCIAL PAPER: 54.8%
700,000	@@	Alliance & Leicester Group, 2.650%, due 07/07/05	699,640
2,400,000	@@	Alliance & Leicester Group, 3.330%, due 10/27/05	2,401,246
11,600,000		American Express Bank, 3.196%, due 03/16/06	11,600,000
2,950,000		American Express Bank FSB, 3.210%, due 06/13/06	2,950,550
1,000,000		American Express Bank FSB, 3.240%, due 10/17/05	1,000,008
5,000,000		American Express Credit Corp., 3.286%, due 10/14/05	5,001,465
1,750,000		American General Finance Corp., 5.875%, due 07/14/06	1,782,908
5,000,000	@@	ASB Bank Ltd, 3.110%, due 07/22/05	4,990,521
1,000,000	@@	ASB Bank Ltd, 3.210%, due 08/03/05	996,975
3,000,000	@@	ASB Bank, Ltd., 2.790%, due 07/07/05	2,998,375
19,300,000	@@	ASB Bank, Ltd., 3.230%, due 08/09/05	19,230,967
3,177,000	@@	Australia and New Zealand Bank, 3.010%, due 07/05/05	3,175,923
3,000,000	@@	Barclays Bank PLC, 3.260%, due 10/31/05	2,999,635
3,200,000		Bellsouth Telecommunications, 3.410%, due 07/01/05	3,200,000
2,000,000		Caterpillar Financial Services Corp., 3.250%, due 07/11/05	2,000,025
18,350,000		Concord Minutemen Capital, 3.150%, due 07/07/06	18,350,000
7,750,000		Concord Minutemen Capital, 3.160%, due 07/07/06	7,749,942
20,000,000		Crown Point Capital Co. LLC, 2.980%, due 07/14/05	19,976,817
2,100,000		Denske Corp., 3.200%, due 08/03/05	2,093,667
4,200,000		Goldman Sachs Group, 3.150%, due 07/01/05	4,200,000
10,500,000	I	Goldman Sachs Group, 3.270%, due 02/13/06	10,500,000
5,200,000	#	Goldman Sachs Group, 3.296%, due 07/29/05	5,200,000
15,000,000		Greenwich Capital Holdings, 3.176%, due 10/11/05	14,999,999
2,200,000		IXIS, 3.165%, due 08/12/05	2,191,402
8,150,000		Master Funding LLC, 2.680%, due 07/07/05	8,145,748
4,600,000		Master Funding LLC, 2.880%, due 07/12/05	4,595,587
4,000,000		Master Funding LLC, 2.950%, due 07/13/05	3,995,747
3,200,000		Master Funding LLC, 3.000%, due 07/12/05	3,196,803
7,000,000		Master Funding LLC, 3.260%, due 08/09/05	6,974,748
3,850,000		Monument Gardens Funding LLC, 2.970%, due 07/14/05	3,845,551
3,133,000		Monument Gardens Funding LLC, 3.120%, due 07/06/05	3,131,642
21,000,000		Monument Gardens Funding LLC, 3.190%, due 08/18/05	20,909,280
4,900,000		Morgan Stanley, 3.340%, due 08/15/05	4,900,880
2,800,000		Morgan Stanley Group, Inc., 3.750%, due 03/27/06	2,805,449
1,092,000		Old Line Funding, 2.940%, due 07/11/05	1,091,020
1,100,000		Preferred Receivables Funding LLC, 3.010%, due 07/14/05	1,098,713
2,400,000		Rabobank Finance Corp., 3.160%, due 08/08/05	2,391,931
11,800,000		Saint Germain Holdings Ltd., 2.870%, due 07/12/05	11,788,715
5,000,000		Saint Germain Holdings Ltd., 3.090%, due 07/01/05	5,000,000
7,000,000		Saint Germain Holdings Ltd., 2.760%, due 07/08/05	6,995,713
4,000,000		Saint Germain Holdings Ltd., 2.990%, due 07/15/05	3,995,022
1,200,000		Svenska Handelsbanken/NY, 3.000%, due 07/20/05	1,198,005
3,288,000		Three Pillars Funding, 2.760%, due 07/08/05	3,285,983
5,800,000		Three Pillars Funding, 2.970%, due 07/14/05	5,793,298
12,000,000		Three Pillars Funding, 3.400%, due 07/01/05	12,000,000
7,800,000		Thunderbay Funding, 3.120%, due 07/26/05	7,782,477
10,000,000		Verizon Global Funding, 3.500%, due 07/14/06	10,000,000
2,500,000		Washington Mutual Bank, 3.140%, due 07/18/05	2,500,000
17,300,000		Washington Mutual Bank FA, 3.140%, due 05/31/06	17,300,000

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

1,600,000		Westpac Capital Corp., 3.020%, due 07/22/05	1,597,051
3,000,000		Westpac Trust Ltd., 3.200%, due 08/11/05	2,988,828
2,920,000		Windmill Funding I Corp., 3.260%, due 07/01/05	2,920,000

		Total Commercial Paper
		(Cost $312,518,256)	312,518,256

CORPORATE BONDS/NOTES: 31.5%
4,600,000	#	American General Financial Corp., 3.220%, due 08/15/06	4,600,000
4,351,000		Associates Corp. of N. America, 6.000%, due 07/15/05	4,355,635
13,828,000		Bank One Corp., 7.625%, due 08/01/05	13,882,504
6,400,000		Bank One NA, 3.454%, due 07/26/05	6,400,791
5,800,000		Bear Stearns Cos., Inc., 3.170%, due 08/07/06	5,800,000
5,725,000		Bear Stearns Cos., Inc., 3.330%, due 08/28/06	5,725,000
6,800,000		Bear Stearns Cos., Inc., 3.390%, due 11/28/05	6,802,187
4,958,000		Citigroup, Inc., 6.750%, due 12/01/05	5,031,955
12,500,000		Credit Suisse First Boston, 3.380%, due 12/08/05	12,501,647
7,050,000		Crown Point Capital Co., 3.100%, due 08/08/05	7,049,813
8,400,000		General Electric Capital Corp., 3.284%, due 08/09/06	8,401,572
9,300,000		General Electric Capital Corp., 3.410%, due 02/03/06	9,313,143
5,300,000	#	Goldman Sachs Group LP, 3.210%, due 08/15/06	5,300,000
2,728,000		Goldman Sachs Group, Inc., 7.625%, due 08/17/05	2,742,537
4,200,000	@@, #	HBOS Treasury Services PLC, 3.131%, due 08/01/06	4,200,000
4,350,000	@@, #	HBOS Treasury Services PLC, 3.230%, due 07/29/05	4,350,169
7,600,000	@@, #	HBOS Treasury Services PLC, 3.510%, due 07/24/06	7,600,000
10,000,000	@@, #	HBOS Treasury Services PLC, 3.170%, due	10,000,462
11,500,000	#, I	Money Market Trust Series A, 3.295%, due 08/09/06	11,500,000
6,500,000		Societe Generale, 3.260%, due 03/30/06	6,498,473
3,500,000		Suntrust Bank, 3.120%, due 10/03/05	3,500,000
3,750,000	#	The Bank of New York Co., Inc., 3.354%, due 08/28/06	3,750,000
10,448,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	10,616,349
11,950,000		Wachovia Corp., 7.550%, due 08/18/05	12,014,503
4,500,000		Wells Fargo & Co., 3.180%, due 08/02/06	4,500,016
3,300,000		Westpac Banking Corp., 3.400%, due 07/11/06	3,300,000

		Total Corporate Bonds/Notes
		(Cost $179,736,756)	179,736,756

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.3%
		Federal Home Loan Bank: 2.0%
11,550,000		2.500%, due 12/15/05	11,520,999

			11,520,999

		Federal National Mortgage Association: 1.3%
3,500,000		3.297%, due 10/07/05	3,501,013
3,800,000		6.000%, due 12/15/05	3,849,773

			7,350,786

		Total U.S. Government Agency Obligations
		(Cost $18,871,785)	18,871,785

Repurchase Agreement: 6.7%
38,213,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $38,216,556 to be received upon repurchase (Collateralized by $39,275,000 Federal National Mortgage Association, 2.810%-3.125%, Market Value plus accrued interest $38,977,686, due 05/04/07-09/8/06)	38,213,000

		Total Repurchase Agreement
		(Cost $38,213,000)	38,213,000

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

	Total Investments In Securities
	(Cost $570,189,797)*	100.0%	$570,189,797
	Other Assets and Liabilities—Net	0.0	(202,858)

	Net Assets	100.0%	$569,986,939

(1)

All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less.  Rate shown reflects current rate.

@@	Foreign Issuer
I	Illiquid security
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors.  At June 30, 2005 these securities totaled $73,300,631, or 12.9% of net assets.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Classic Money Market Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Newcastle CDO I Ltd., 3.330%, due 10/24/05	5,400,000	10/23/03	$5,400,000	$5,400,000	1.0%
Goldman Sachs Group, 3.270%, due 02/13/06	10,500,000	01/13/05	10,500,000	10,500,000	1.8%
Money Market Trust Series A, 3.295%, due 08/09/06	11,500,000	07/30/04	11,500,000	11,500,000	2.0%
			$27,400,000	$27,400,000	4.8%

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2005 (Unaudited)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 92.2%
		Federal Home Loan Mortgage Corporation: 0.2%
$173,804		7.000%, due 11/01/14	$181,986
815,520		7.500%, due 12/01/14-01/01/30	865,448
124,201		8.000%, due 01/01/30	133,859

			1,181,293

		Federal National Mortgage Association: 0.2%
131,925		6.500%, due 06/01/14	137,427
172,648		7.000%, due 03/01/15	180,989
244,461		7.500%, due 05/01/28	261,512
604,843	S	8.500%, due 08/01/11-09/01/15	650,986

			1,230,914

		Government National Mortgage Association: 91.8%
8,890,490		3.750%, due 05/20/34	8,750,650
54,658,024		5.000%, due 04/15/29-05/15/35	55,067,951
162,854,384	W	5.500%, due 04/20/29-05/15/35	166,509,101
536,664		5.650%, due 07/15/29	549,927
140,976,873		6.000%, due 07/15/28-04/20/35	145,548,851
753,679		6.250%, due 04/15/26-04/15/28	784,324
131,516		6.340%, due 02/15/29	132,511
1,552,207		6.400%, due 10/15/33	1,610,981
1,147,753		6.470%, due 09/15/33	1,192,621
22,262,962		6.500%, due 02/15/22-12/2034	23,420,890
5,297,322		6.625%, due 01/15/34-1/15/40	5,578,708
168,127		6.650%, due 10/15/14	171,979
1,524,886		6.650%, due 06/15/30	1,674,841
3,486,666		6.670%, due 01/15/40	3,712,938
6,142,459		6.687%, due 07/15/40	6,663,360
258,210		6.700%, due 12/15/14	264,423
12,479,880		6.750%, due 06/15/13-01/15/41	13,458,220
2,821,818		6.810%, due 07/15/39	3,044,776
4,010,029		6.820%, due 05/15/27-04/15/34	4,305,527
9,727,842		6.840%, due 10/15/36	10,870,040
1,786,173		6.870%, due 03/15/39	1,935,920
3,239,154		6.875%, due 02/15/40	3,507,923
2,141,412		6.900%, due 01/15/32	2,403,050
40,073,516		7.000%, due 07/15/22-06/15/34	42,559,658
8,880,977		7.010%, due 02/15/37	9,899,316
5,511,995		7.100%, due 11/15/39	6,107,220
8,873,043		7.125%, due 09/15/39	9,613,931
3,306,820		7.150%, due 07/15/36	3,682,359
2,058,798		7.250%, due 08/15/22-09/15/31	2,240,721
2,922,906		7.300%, due 08/15/36	3,232,201
3,790,267		7.500%, due 12/15/19-09/15/32	4,031,866
4,949,425		7.600%, due 08/15/31	5,494,300
9,364,636		7.625%, due 07/15/38	10,084,878
67,523		7.650%, due 12/15/12	70,105
403,274		7.700%, due 08/15/13	419,693
6,501,551		7.750%, due 06/15/1412/15/35	6,982,695
1,005,011		7.800%, due 05/15/19-01/15/42	1,139,261
9,739,108		7.875%, due 09/15/29-04/15/38	10,298,889
10,910,576		8.000%, due 12/15/14-11/15/38	11,675,764
97,450		8.050%, due 07/15/19-04/15/21	105,907
1,164,189		8.100%, due 06/15/12-07/15/12	1,198,468
4,949,185		8.125%, due 05/15/38	5,280,131
3,822,451	S	8.150%, due 12/15/11-09/15/15	3,944,404
4,626,086	S	8.200%, due 10/15/11-05/15/13	4,745,651
2,025,304		8.250%, due 10/15/24-03/15/41	2,179,364
6,787,549		8.500%, due 10/15/31	7,171,331
44,075		8.750%, due 06/15/27	46,523
2,195,974		9.000%, due 05/15/20-12/15/34	2,333,423

			615,697,571

		Total U.S. Government Agency Obligations
		(Cost $602,839,426)	618,109,778
U.S. TREASURY OBLIGATIONS: 2.5%
U.S. Treasury Bonds: 2.5%
14,000,000		5.375%, due 02/15/31	16,524,382

		Total U.S. Treasury Obligations
		(Cost $16,157,388)	16,524,382

		Total Long-Term Investments
		(Cost $33,333,998)	634,634,160

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 5.0%
	U.S. Treasury Bills: 5.0%
15,000,000	2.710%, due 08/11/05		14,952,791
2,500,000	2.790%, due 08/25/05		2,489,209
16,000,000	2.980%, due 09/22/05		15,889,391

	Total Short-Term Investments
	(Cost $33,333,998)		33,331,391

	Total Investments In Securities
	(Cost $652,330,812)*	99.70%	$667,965,551
	Other Assets and Liabilities—Net	0.3	1,930,609
	Net Assets	100.00%	$669,896,160

Government National Mortgage Association (“GNMA”) manages a program of Mortgage-backed securities in order to attract funds for secondary mortgages and provide liquidity for existing mortgage securities. GNMA is a quasi-government agency.

Federal Home Loan Mortgage Corporation (“FHLMC”) purchase mortgages from a mortgage originator and holds them as investments in its portfolio, or securitizes them. FHLMC is a private organization.
W	When-issued or delayed delivery security.
S	Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$18,283,813
Gross Unrealized Depreciation	(2,649,074)
Net Unrealized Appreciation	$15,634,739

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	As of June 30, 2005 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 95.8%
		Advertising: 0.4%
$995,000	#, C	R.H. Donnelley Corp., 6.875%, due 01/15/13	$1,019,875

			1,019,875

		Aerospace/Defense: 1.4%
1,455,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	1,513,200
515,000	C	L-3 Communications Corp., 6.125%, due 07/15/13	520,150
535,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	572,450
825,000	C	Sequa Corp., 8.875%, due 04/01/08	895,125
50,000	C	Sequa Corp., 9.000%, due 08/01/09	55,375

			3,556,300

		Airlines: 0.1%
255,000		American Airlines, Inc., 6.817%, due 05/23/11	242,972

			242,972

		Apparel: 1.8%
750,000	C	Levi Strauss & Co., 7.730%, due 04/01/12	712,500
630,000	C	Levi Strauss & Co., 9.750%, due 01/15/15	628,425
1,530,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	1,663,875
1,365,000	C	Russell Corp., 9.250%, due 05/01/10	1,446,900

			4,451,700

		Auto Manufacturers: 0.2%
740,000		General Motors Corp., 8.375%, due 07/15/33	621,600

			621,600

		Auto Parts and Equipment: 1.1%
635,000	C	Accuride Corp., 8.500%, due 02/01/15	623,888
310,000	#, C	Commercial Vehicle Group, Inc., 8.000%, due 07/01/13	316,975
240,000	C	Tenneco Automotive, Inc., 10.250%, due 07/15/13	272,400
981,000	C	TRW Automotive, Inc., 11.000%, due 02/15/13	1,133,055
540,000		Visteon Corp., 8.250%, due 08/01/10	502,200

			2,848,518

		Building Materials: 1.0%
1,585,000	@@, C	Ainsworth Lumber Co., Ltd., 6.750%, due 03/15/14	1,450,275
725,000	C	Ply Gem Industries, Inc., 9.000%, due 02/15/12	616,250
460,000	C	U.S. Concrete, Inc., 8.375%, due 04/01/14	434,700

			2,501,225

		Chemicals: 4.0%
220,000	C	Equistar Funding Corp., 10.625%, due 05/01/11	243,925
1,215,000		IMC Global, Inc., 10.875%, due 06/01/08	1,372,950
2,890,000	C	Lyondell Chemical Co., 9.625%, due 05/01/07	3,099,524
1,290,000	C	Nalco Co., 7.750%, due 11/15/11	1,380,300
1,695,000	C	PolyOne Corp., 8.875%, due 05/01/12	1,682,288
915,000	#, C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	912,713
1,170,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	1,295,775

			9,987,475

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

		Commercial Services: 0.7%
1,650,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	1,726,313

			1,726,313

		Distribution/Wholesale: 0.4%
970,000	C	Aviall, Inc., 7.625%, due 07/01/11	1,028,200

			1,028,200

		Diversified Financial Services: 4.7%
235,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	247,631
620,000		Ford Motor Credit Co., 4.950%, due 01/15/08	591,774
385,000		Ford Motor Credit Co., 6.625%, due 06/16/08	380,494
620,000		General Motors Acceptance Corp., 6.125%, due 02/01/07	615,976
1,150,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	1,062,850
380,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	339,953
1,505,000	C	Global Cash Finance Corp., 8.750%, due 03/15/12	1,644,212
715,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	784,713
980,000		Universal City Development Partners, 11.750%, due 04/01/10	1,129,450
375,000	C	Universal City Florida Holding Co. I/II, 7.960%, due 05/01/10	390,938
475,000	#	Valor Telecommunications Enterprises, LLC, 7.750%,
		due 02/15/15	469,063
1,755,000		Vanguard Health Holding Co. II, LLC, 9.000%, due 10/01/14	1,904,174
2,285,000	C	Visant Corp., 7.625%, due 10/01/12	2,267,862

			11,829,090

		Electric: 9.3%
875,000	#, C	AES Corp., 8.750%, due 05/15/13	982,188
1,475,000	C	AES Corp., 8.875%, due 02/15/11	1,652,000
1,065,000	#, C	Allegheny Energy Supply, 8.250%, due 04/15/12	1,198,125
2,050,000		Aquila, Inc., 7.625%, due 11/15/09	2,126,875
2,690,000	C	CMS Energy Corp., 7.500%, due 01/15/09	2,844,675
1,272,448	C	Homer City Funding, LLC, 8.734%, due 10/01/26	1,495,126
1,410,000	#, C	Inergy LP, 6.875%, due 12/15/14	1,378,275
3,325,000	C	Midwest Generation, LLC, 8.300%, due 07/02/09	3,526,578
1,515,000	#, C	Nevada Power Co., 5.875%, due 01/15/15	1,530,150
2,890,000	C	Nevada Power Co., 10.875%, due 10/15/09	3,244,025
1,415,000	C	TECO Energy, Inc., 7.500%, due 06/15/10	1,549,425
670,000	#, C	Texas Genco Financing Corp., 6.875%, due 12/15/14	708,525
990,000	#, C	TXU Corp., 5.550%, due 11/15/14	965,107

			23,201,074

		Electrical Components and Equipment: 0.2%
475,000	@@, C	Lengrand Holdings SA, 10.500%, due 02/15/13	543,875

			543,875

		Electronics: 0.7%
625,000	@@	Celestica, Inc., 7.625%, due 07/01/13	629,688
795,000	C	Fisher Scientific Intl., Inc., 8.000%, due 09/01/13	912,262
310,000	@@	Flextronics Intl. Ltd., 6.500%, due 05/15/13	322,400

			1,864,350

		Entertainment: 2.9%
870,000	C	AMC Entertainment, Inc., 8.625%, due 08/15/12	896,100
2,635,000	C	American Casino & Entertainment Properties, LLC, 7.850%, due 02/01/12	2,806,274
845,000	C	Cinemark USA, Inc., 9.000%, due 02/01/13	872,463
815,000	#, C	LCE Acquisition Corp., 9.000%, due 08/01/14	792,588
500,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	522,500
1,390,000	C	Warner Music Group, 7.375%, due 04/15/14	1,410,850

			7,300,775

		Environmental Control: 1.3%
2,960,000	C	Allied Waste North America, 8.500%, due 12/01/08	3,119,100

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

			3,119,100

		Food: 5.6%
1,450,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	1,633,547
600,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	752,087
1,485,000	C	Dole Food Co., 8.625%, due 05/01/09	1,588,950
1,585,000		Great Atlantic & Pacific Tea Co., 7.750%, due 04/15/07	1,628,588
1,645,000	C	Land O’ Lakes, Inc., 9.000%, due 12/15/10	1,780,713
1,150,000		Roundy’s, Inc., 8.875%, due 06/15/12	1,190,250
1,675,000	C	Smithfield Foods, Inc., 7.750%, due 05/15/13	1,834,124
1,135,000		Stater Brothers Holdings, 8.125%, due 06/15/12	1,112,300
1,495,000	C	Swift & Co., 10.125%, due 10/01/09	1,637,025
745,000	C	Swift & Co., 12.500%, due 01/01/10	835,331

			13,992,915

		Forest Products and Paper: 3.2%
885,000		Abitibi-Consolidated Finance, LP, 7.875%, due 08/01/09	907,125
2,710,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	2,655,800
900,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	1,015,875
1,890,000	C	Georgia-Pacific Corp., 8.875%, due 02/01/10	2,154,600
285,000	C	Georgia-Pacific Corp., 9.375%, due 02/01/13	323,831
975,000	@@	Norske Skog Canada Ltd., 7.375%, due 03/01/14	960,375

			8,017,606

		Gas: 0.2%
615,000	#, C	Colorado Interstate Gas Co., 5.950%, due 03/15/15	609,393

			609,393

		Healthcare-Products: 0.5%
485,000	C	Medical Device Manufacturing, Inc., 10.000%, due 07/15/12	523,800
710,000	C	VWR Intl., Inc., 8.000%, due 04/15/14	679,825

			1,203,625

		Healthcare-Services: 4.1%
1,700,000	#, C	Alliance Imaging, Inc., 7.250%, due 12/15/12	1,615,000
820,000	C	Ardent Health Services, Inc., 10.000%, due 08/15/13	995,275
805,000	C	Community Health Systems, Inc., 6.500%, due 12/15/12	823,113
1,380,000	C	Genesis HealthCare Corp., 8.000%, due 10/15/13	1,500,750
1,830,000	C	HCA, Inc., 6.375%, due 01/15/15	1,903,397
1,330,000	C	HCA, Inc., 7.875%, due 02/01/11	1,466,709
450,000	C	HCA, Inc., 8.750%, due 09/01/10	513,680
740,000		Healthsouth Corp., 8.375%, due 10/01/11	738,150
605,000	C	Tenet Healthcare Corp., 9.875%, due 07/01/14	651,888

			10,207,962

		Holding Companies-Diversified: 0.3%
675,000	#, C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	637,875

			637,875

		Home Builders: 1.9%
675,000		DR Horton, Inc., 7.875%, due 08/15/11	762,064
835,000	C	KB Home, 6.375%, due 08/15/11	873,121
1,335,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	1,380,056
455,000	C	Technical Olympic USA, Inc., 10.375%, due 07/01/12	477,750
1,155,000	C	WCI Communities, Inc., 10.625%, due 02/15/11	1,253,175

			4,746,166

		Home Furnishings: 0.4%
990,000	C	Norcraft Finance Corp., 9.000%, due 11/01/11	1,024,650

			1,024,650

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

		Household Products/Wares: 0.9%
925,000	C	American Achievement Corp., 8.250%, due 04/01/12	934,250
1,200,000	C	Playtex Products, Inc., 8.000%, due 03/01/11	1,288,500

			2,222,750

		Iron/Steel: 1.8%
2,095,000	C	AK Steel Corp., 7.875%, due 02/15/09	1,916,925
745,000	C	California Steel Industries, Inc., 6.125%, due 03/15/14	696,575
690,000	#	Chaparral Steel Co./Old, 10.000%, due 07/15/13	696,900
1,085,000		United States Steel Corp., 9.750%, due 05/15/10	1,177,225

			4,487,625

		Leisure Time: 1.6%
475,000	@@, #, C	NCL Corp., 11.625%, due 07/15/14	502,313
875,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	962,500
2,290,000	@@	Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	2,547,625

			4,012,438

		Lodging: 6.1%
2,515,000	C	Aztar Corp., 7.875%, due 06/15/14	2,672,188
1,240,000		Caesars Entertainment, Inc., 7.500%, due 09/01/09	1,373,300
530,000		Caesars Entertainment, Inc., 8.125%, due 05/15/11	612,150
1,720,000	C	John Q Hammons Hotels LP, 8.875%, due 05/15/12	1,883,400
345,000		Mandalay Resort Group, 7.625%, due 07/15/13	365,700
1,520,000	C	MGM Mirage, 5.875%, due 02/27/14	1,483,900
2,600,000	C	MGM Mirage, 8.500%, due 09/15/10	2,898,999
1,365,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	1,545,863
625,000		Station Casinos, Inc., 6.500%, due 02/01/14	640,625
1,685,000	#	Wynn Las Vegas LLC, 6.625%, due 12/01/14	1,647,088

			15,123,213

		Machinery-Construction and Mining: 0.5%
1,155,000	C	Terex Corp., 7.375%, due 01/15/14	1,201,200

			1,201,200

		Media: 8.1%
440,000	C	Block Communications, Inc., 9.250%, due 04/15/09	470,800
815,000		Cablevision Systems Corp., 8.000%, due 04/15/12	802,775

915,000	@@, C	CanWest Media, Inc., 7.625%, due 04/15/13	983,625
588,844	@@, C	CanWest Media, Inc., 8.000%, due 09/15/12	622,703
515,000	@@, C	CanWest Media, Inc., 10.625%, due 05/15/11	564,569
1,210,000	C	CBD Media, Inc., 8.625%, due 06/01/11	1,252,349
860,000	C	Charter Communications Holdings Capital Corp., 9.625%, due 11/15/09	647,150
975,000	C	Charter Communications Holdings II Capital Corp., 10.250%, due 09/15/10	990,844
1,275,000	#, C	Charter Communications Operating Capital Corp., 8.000%, due 04/30/12	1,274,999
970,000		CSC Holdings, Inc., 7.625%, due 07/15/18	940,900
1,029,000	C	Dex Media West LLC, 9.875%, due	1,178,205
845,000	C	Dex Media, Inc., 8.000%, due 11/15/13	902,038
735,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	732,244
1,150,000	#	Emmis Communications Corp., 9.314%, due 06/15/12	1,175,875
680,000	C	Entravision Communications Corp., 8.125%, due 03/15/09	711,450
715,000	C	Houghton Mifflin Co., 8.250%, due 02/01/11	745,388
725,000	C	Houghton Mifflin Co., 9.875%, due 02/01/13	777,563
300,000	C	Insight Communications Co., Inc., 0.000%, due 02/15/11	302,250
900,000		LIN Television Corp., 6.500%, due 05/15/13	859,500
430,000		Mediacom LLC, 9.500%, due 01/15/13	431,075
385,000	+, C	Nexstar Finance Holdings, Inc., 3.640%, due 04/01/13	291,156
760,000	C	Paxson Communications Corp., 10.750%, due 07/15/08	752,400

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

505,000	@@,C	Quebecor Media, Inc., 11.125%, due 07/15/11	563,706
623,056	**, I, X	Source Media, Inc., 0.000%, due 11/01/49	1
1,535,000	@@, C	Videotron Ltee, 6.875%, due 01/15/14	1,569,537
753,000	C	Young Broadcasting, Inc., 10.000%, due 03/01/11	719,115

			20,262,217

		Metal Fabricate/Hardware: 0.0%
2,456,000	@@, **, I, X	International Utility Structures, Inc., 0.000%, due 02/01/08	2

			2

		Miscellaneous Manufacturing: 0.1%
155,000	@@, #	Bombardier, Inc., 6.750%, due 05/01/12	148,025

			148,025

		Office/Business Equipment: 0.4%
320,000	C	Xerox Corp., 6.875%, due 08/15/11	340,800
500,000	C	Xerox Corp., 9.750%, due 01/15/09	570,625

			911,425

		Oil and Gas: 5.2%
1,200,000	#, C	Chesapeake Energy Corp., 6.375%, due 06/15/15	1,236,000
2,710,000	C	Chesapeake Energy Corp., 7.500%, due 09/15/13	2,947,124
1,580,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	1,666,900
1,145,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	1,205,113
1,445,000	C	Parker Drilling Co., 8.080%, due 09/01/10	1,510,025
1,410,000	C	Swift Energy Co., 7.625%, due 07/15/11	1,473,450
1,465,000	C	Swift Energy Co., 9.375%, due 05/01/12	1,585,863
1,065,000	@@, C	Western Oil Sands, Inc., 8.375%, due 05/01/12	1,218,094

			12,842,569

		Oil and Gas Services: 1.1%
1,770,000	C	Hanover Compressor Co., 9.000%, due 06/01/14	1,893,900
750,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	800,625

			2,694,525

		Packaging and Containers: 3.4%
2,390,000	@@, C	Crown European Holdings SA, 10.875%, due 03/01/13	2,820,200
685,000	#, C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	695,275
1,115,000		Jefferson Smurfit Corp., 8.250%, due 10/01/12	1,126,150
3,455,000	C	Owens-Brockway, 8.250%, due 05/15/13	3,770,269

			8,411,894

		Pipelines: 3.1%
390,000	C	El Paso Corp., 7.875%, due 06/15/12	403,650
1,425,000	C	El Paso Natural Gas Co., 7.625%, due 08/01/10	1,511,498
1,330,000	C	Southern Natural Gas Co., 8.000%, due 03/01/32	1,519,250
1,460,000	C	Transcontinental Gas Pipe LN, 7.250%, due 12/01/26	1,615,125
2,335,000	C	Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	2,790,324

			7,839,847

		Real Estate Investment Trusts: 2.0%
1,160,000		Felcor Lodging LP, 7.780%, due 06/01/11	1,200,600
2,430,000		Host Marriott LP, 7.125%, due 11/01/13	2,545,425
1,070,000		Meristar Hospitality Corp., 9.000%, due 01/15/08	1,123,500

			4,869,525

		Retail: 3.9%
760,000	C	CSK Auto, Inc., 7.000%, due 01/15/14	729,600
1,180,000	C	Denny’s Corp., 10.000%, due 10/01/12	1,233,100
76,000		Dollar General Corp., 8.625%, due 06/15/10	87,020

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

830,000		Domino’s, Inc., 8.250%, due 07/01/11	888,100
1,285,000	#, C	General Nutrition Centers, Inc., 8.625%, due 01/15/11	1,195,050
500,000	C	JC Penney Co., Inc., 8.000%, due 03/01/10	552,500
1,495,000		JC Penney Co., Inc., 9.000%, due 08/01/12	1,775,313
180,000	@@, C	Jean Coutu Group, Inc, 7.625%, due 08/01/12	186,750
1,320,000	@@, C	Jean Coutu Group, Inc., 8.500%, due 08/01/14	1,310,100
1,155,000	C	Rite Aid Corp., 7.500%, due 01/15/15	1,114,575
765,000		Saks, Inc., 7.000%, due 12/01/13	768,825

			9,840,933

		Semiconductors: 0.3%
735,000	@@, #, C	MagnaChip Semiconductor Finance Co., 6.875%, due 12/15/11	723,975

			723,975

		Telecommunications: 10.9%
1,250,000	C	American Tower Corp., 7.125%, due 10/15/12	1,328,124
441,000	C	American Tower Corp., 9.375%, due 02/01/09	464,704
1,145,000	C	American Towers, Inc., 7.250%, due 12/01/11	1,213,699
670,000	C	AT&T Corp., 9.750%, due 11/15/31	875,188
770,000	C	Cellular Operating Co., LLC, 8.125%, due 02/01/14	823,900
680,000	C	Centennial Communications Corp., 10.125%, due 06/15/13	771,800
85,000	C	Cincinnati Bell, Inc., 7.250%, due 07/15/13	89,675
490,000	C	Citizens Communications Co., 7.625%, due 08/15/08	520,625
635,000	C	Citizens Communications Co., 9.250%, due 05/15/11	711,994
840,000	#	Hawaiian Telcom Communications, Inc., 12.500%, due 05/01/15	898,800
3,600,000	+, I, X	ICG Services, Inc., 0.000%, due 02/15/08	4
805,000	@@, C, +	Inmarsat Finance PLC, 3.220%, due 11/15/12	635,950
810,000	@@, C	Inmarsat Finance PLC, 7.625%, due 06/30/12	858,600
590,000		Insight Capital, Inc., 10.500%, due 11/01/10	628,350
645,000	@@, #	Intelsat Bermuda Ltd., 8.250%, due 01/15/13	669,188
1,195,000	@@, #	Intelsat Bermuda Ltd., 8.625%, due 01/15/15	1,266,699
320,000	@@, C	Intelsat Ltd., 6.500%, due 11/01/13	260,800
130,000	#, C	Iwo Escrow Co., 6.891%, due 01/15/12	129,675
250,000		Lucent Technologies, Inc., 5.500%, due 11/15/08	249,375
345,000		Lucent Technologies, Inc., 6.450%, due 03/15/29	310,500
275,000	C	MCI, Inc., 6.908%, due 05/01/07	279,469
420,000	C	MCI, Inc., 8.735%, due 05/01/14	471,975
725,000	C	Nextel Communications, Inc., 6.875%, due 10/31/13	778,469
590,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	640,150
705,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	768,450
570,000	C	PanAmSat Corp., 9.000%, due 08/15/14	624,863
1,870,000	C	Qwest Capital Funding, Inc., 6.375%, due 07/15/08	1,837,274
520,000	C	Qwest Capital Funding, Inc., 7.750%, due 08/15/06	534,300
465,000	#, C	Qwest Corp., 6.671%, due 06/15/13	478,369
300,000	C	Qwest Corp., 6.875%, due 09/15/33	261,375
485,000	#, C	Qwest Corp., 7.875%, due 09/01/11	508,038
160,000	C	Qwest Corp., 8.875%, due 03/15/12	174,800
959,000	C	Qwest Services Corp., 13.500%, due 12/15/10	1,112,439
820,000	@@, C	Rogers Wireless Communications, Inc, 7.250%, due 12/15/12	889,700
340,000	@@, C	Rogers Wireless Communications, Inc., 8.000%, due 12/15/12	368,050
250,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	259,375
680,000	C	Rural Cellular Corp., 8.250%, due 03/15/12	714,000
450,000	C, W	SBA Communications Corp., 1.210%, due 12/15/11	416,250
485,000	C	SBA Communications Corp., 8.500%, due 12/01/12	525,013
580,000	C	Spectrasite, Inc., 8.250%, due 05/15/10	617,700
555,000	#, C	Telcordia Technologies, Inc., 10.000%, due 03/15/13	521,700
340,000	C	US Unwired, Inc., 10.000%, due 06/15/12	379,950
850,000	C	Western Wireless Corp., 9.250%, due 07/15/13	972,187
6,250,000	I, X, **	WinStar Communications, Inc., 0.000%, due 04/15/10	625
460,000	#	Zeus Special Subsidiary Ltd., 4.180%, due 02/01/15	309,350

			27,151,521

		Total Corporate Bonds/Notes
		(Cost $244,288,057)	239,026,318

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 0.0%
		Diversified Financial Services: 0.0%
17,906	@, I, X	North Atlantic Trading Co.	$18

			18

		Packaging and Containers: 0.0%
100,000	@, #, I, X	Russell-Stanley Holdings, Inc.	10

			10

		Telecommunications: 0.0%
61,806	@, I, X	Adelphia Business Solutions	6
132	@, @@	Completel Europe NV	5,306
483,445	@, I, X	International Wireless Communications Holdings, Inc.	48
2,350	@, I, X	Jordan Telecommunications	56,964
15	@	Mpower Holding Corp.	21

			62,345

		Total Common Stock
		(Cost $8,965,004)	62,373

PREFERRED STOCK: 0.0%
		Media: 0.0%
110	@	Paxson Communications Corp.	7,109

		Total Preferred Stock
		(Cost $9,685)	7,109

WARRANTS: 0.1%
580	@	American Tower Corp., expires 02/01/09	171,888
92,950	@, I, X	Comforce Corp., expires 12/01/09	930
3,100	@, #, I, X	Dayton Superior Corp., expires 06/15/09	31
500	@, @@, #, I, X	GT Group Telecom, Inc., expires 02/01/10	-
6,600	@, #, I, X	ICG Communications, Inc., expires 09/15/05	1
1,000	@, @@, I, X	O Sullivan Industries, Inc., expires 10/15/09	-

		Total Warrants
		(Cost $47,403)	172,850

		Total Long-Term Investments
		(Cost $253,310,149)	238,893,172

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 2.9%
		Repurchase Agreement: 2.9%
$7,113,000		Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340% due 07/01/05 $7,113,660 to be received upon repurchase (Collateralized by $6,950,000 Various U.S. Government Agency Obligations 2.500%-6.135% Market Value plus accrued interest $7,260,842, due 02/13/07-09/15/12)	$7,113,000

		Total Short-Term Investments

		(Cost $7,113,000)	7,113,000

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

	Total Investments In Securities
	(Cost $260,423,149)*	98.8%	$246,381,650
	Other Assets and Liabilities—Net	1.2%	2,911,395

	Net Assets	100.0%	$249,293,045

@	Non-income producing security
@@	Foreign issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except toqualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid Security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities, or forward currency exchange contracts held at June 30, 2005.
W	When-issued or delayed delivery security.
**	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $260,564,294.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$5,456,829
	Gross Unrealized Depreciation	(19,639,473)
	Net Unrealized Depreciation	$(14,182,644)

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING High Yield Bond Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Fund’s Board of Directors/Trustees.

	Principal	Initial			Percent
	Amount/	Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Adelphia Business Solutions	61,806	07/20/2000	$-	$6	0.00%
Comforce Corp.	92,950	12/23/1998	-	930	0.00%
Dayton Superior Corp.	3,100	08/10/2000	-	31	0.00%
GT Group Telecom, Inc.	500	03/19/2003	-	-	0.00%
ICG Communications, Inc.	6,600	08/03/1995	-	1	0.00%
ICG Services, Inc., 0.000%, due 02/15/08	3,600,000	03/06/2000	3,323,943	4	0.00%
International Utility Structures, Inc., 0.000%, due 02/01/08	2,456,000	08/01/2001	1,154,358	2	0.00%
International Wireless Communications Holdings, Inc.	483,445	08/09/1996	8,404,221	48	0.00%
Jordan Telecommunications	2,350	01/31/2000	-	56,964	0.02%
North Atlantic Trading Co.	17,906	03/26/2004	210,181	18	0.00%
O Sullivan Industries, Inc.	1,000	03/19/2003	-	-	0.00%
Russell-Stanley Holdings, Inc.	100,000	11/28/2000	346,704	10	0.00%
Source Media, Inc., 0.000%, due 11/01/49	623,056	07/25/2003	-	1	0.00%
WinStar Communications, Inc., 0.000%, due 04/15/10	6,250,000	01/12/2001	4,337,809	625	0.00%

			$17,777,216	$58,640	0.02%

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 23.3%
		Agriculture: 0.1%
$705,000	#	R.J. Reynolds Tobacco Holdings, Inc., 6.500%, due 07/15/10	$706,763

			706,763

		Auto Manufacturers: 0.1%
119,000	S	Ford Motor Co., 7.450%, due 07/16/31	99,597
434,000		General Motors Corp., 7.400%, due 09/01/25	335,265

			434,862

		Banks: 5.3%
1,470,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 3.556%, due	1,264,964
1,104,000	@@, #, S	Banco Santander Chile/Pre-merger with Banco Santiago SA, 3.720%, due 12/09/09	1,107,495
1,725,000	@@, S	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	1,991,462
1,180,000	@@, C	Bank of Ireland, 3.689%, due 12/29/49	1,037,093
1,270,000	@@, C	Bank of Nova Scotia, 2.318%, due 08/31/85	1,083,055
1,759,000	C, S	BankAmerica Capital II, 8.000%, due 12/15/26	1,902,297
1,561,000	@@, #, C, L	Chuo Mitsui Trust & Banking Co. Ltd., 5.506%, due 04/15/49	1,536,427
984,000	@@, #, C, L	Danske Bank A/S, 5.914%, due 12/29/49	1,061,044
1,240,000	@@, C	Den Norske Bank ASA, 3.250%, due 08/29/49	1,035,400
1,631,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,086,228
1,140,000	@@, #, S	First Citizens St. Lucia Ltd., 5.460%, due 02/01/12	1,158,372
1,046,000	@@, #, S	HBOS Capital Funding LP, 6.071%, due 06/30/49	1,131,062
3,200,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	2,844,711
1,700,000	@@, C	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	1,477,320
1,614,000	C, S	M&T Bank Corp., 3.850%, due 04/01/13	1,595,889
1,159,000	C, S	Mellon Capital I, 7.720%, due 12/01/26	1,245,168
1,190,000	@@, C	National Australia Bank Ltd., 3.514%, due 10/29/49	1,062,434
641,000	C, S	NB Capital Trust, 7.830%, due 12/15/26	691,395
601,000	C, S	NB Capital Trust IV, 8.250%, due 04/15/27	657,491
1,447,000	S	PNC Funding Corp., 4.500%, due 03/10/10	1,456,322
2,310,000	#, C, L	Rabobank Capital Funding II, 5.260%, due 12/29/49	2,380,455
3,660,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	3,228,677
1,210,000	@@, C	Societe Generale, 3.625%, due 11/29/49	1,066,660
3,090,000	@@, C, L	Standard Chartered PLC, 3.750%, due 11/29/49	2,464,276
1,170,000	@@	Standard Chartered PLC, 3.813%, due 07/29/49	938,925
1,210,000	@@	Westpac Banking Corp., 3.556%, due 09/30/49	1,050,059

			38,554,681

		Beverages: 0.4%
1,352,000	@@, #, S	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	1,570,010
1,086,000	@@, S	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	1,346,640

			2,916,650

		Chemicals: 0.5%
397,000	@@, #, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	404,713
2,781,000		Union Carbide Corp., 7.750%, due 10/01/96	3,061,875

			3,466,588

		Diversified Financial Services: 5.2%
434,000	@@, #, I, S	Alpine III, 3.800%, due 08/16/14	435,167
434,000	@@, #, I, S	Alpine III, 4.218%, due 08/16/14	434,948
276,000	@@, #, I, S	Alpine III, 6.000%, due 08/16/14	277,088
669,000	@@, #, I, S	Alpine III, 9.268%, due 08/16/14	671,667
461,636	@@, #, C, S	Arcel Finance Ltd., 5.984%, due 02/01/09	474,227
901,000	@@, #, S	Arcel Finance Ltd., 6.361%, due 05/01/12	905,196

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

996,000	@@, #, C, S	Arcel Finance Ltd., 7.048%, due 09/01/11	1,034,426
480,000		Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	518,572
350,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	377,769
900,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	902,250
518,000	@@, #, S	Bosphorus Financial Services Ltd., 5.068%, due 02/15/12	518,721
2,015,000	@@, #, S	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due	2,045,225
1,153,000	C	Citigroup Capital II, 7.750%, due 12/01/36	1,234,720
2,343,000	#, C, S	Corestates Capital Trust I, 8.000%, due 12/15/26	2,538,623
570,000	@@, C	Financiere CSFB NV, 3.625%, due 03/29/49	489,670
491,000		Ford Motor Credit Co., 7.875%, due 06/15/10	485,695
515,000	L	General Motors Acceptance Corp., 7.250%, due 03/02/11	483,446
1,529,000	L, S	Goldman Sachs Group, Inc., 3.538%, due 03/02/10	1,527,956
1,393,000		HSBC Finance Corp., 5.000%, due 06/30/15	1,406,615
1,300,000	#, S	HVB Funding Trust I, 8.741%, due 06/30/31	1,782,530
636,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	894,991
705,000	S, L	International Lease Finance Corp., 5.000%, due 04/15/10	719,657
1,366,000	C, S	JPM Capital Trust I, 7.540%, due 01/15/27	1,472,159
1,513,000	C, S	JPM Capital Trust II, 7.950%, due 02/01/27	1,644,312
1,828,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	1,884,699
1,633,000	@@, #, S	Mantis Reef Ltd., 4.799%, due 11/03/09	1,637,447
102	@@, I	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	17
1,320,000		Paribas, 3.563%, due 12/31/49	1,175,324
3,209,150	@@, #, C, S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	3,292,763
500,000,000	@@, (1)	Takefuji Corp., 1.000%, due 03/01/34	2,456,456
9,500,000		Toll Road Investors Partnership II LP, 17.620%, due 02/15/45	1,175,217
1,200,000		Twin Reefs Pass-Through Trust, 4.190%, due 12/10/49	1,192,320
798,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	883,189
1,085,000	#	Wachovia Capital Trust V, 7.965%, due 06/01/27	1,190,744

			38,163,806

		Electric: 3.1%
1,771,840	C, S	CE Generation LLC, 7.416%, due 12/15/18	1,887,189
2,329,000	C, S	Consumers Energy Co., 4.250%, due 04/15/08	2,327,484
468,000	C, S	Consumers Energy Co., 5.150%, due 02/15/17	473,319
203,000	@@, S	Empresa Nacional de Electricidad SA/Chile, 8.500%, due 04/01/09	225,878
1,586,000	@@, S	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	1,899,276
1,582,000	C, S	Enterprise Capital Trust II, 4.710%, due 06/30/28	1,568,803
1,588,000	C, L, S	FirstEnergy Corp., 6.450%, due 11/15/11	1,737,367
2,720,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	3,335,600
927,000	#, C, S	Juniper Generation, LLC, 6.790%, due 12/31/14	924,348
535,000	#, S	NorthWestern Corp., 5.875%, due 11/01/14	551,050
505,000	C, S	Pacific Gas & Electric Co., 6.050%, due 03/01/34	558,540
1,073,000	#, S	Pinnacle West Energy Corp., 3.630%, due 04/01/07	1,073,709
1,175,000	C, S	Potomac Edison Co., 5.000%, due 11/01/06	1,184,495
140,803	#, S	Power Contract Financing, LLC, 5.200%, due 02/01/06	141,772
883,000	#, S	Power Contract Financing, LLC, 6.256%, due 02/01/10	916,974
384,092	S	PPL Montana, LLC, 8.903%, due 07/02/20	434,264
466,000	S	Sierra Pacific Power Co., 6.250%, due 04/15/12	481,145
1,164,000	#, S	TECO Energy, Inc., 6.750%, due 05/01/15	1,239,660
612,523	#, S	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	655,639
1,301,000	S	TXU Corp., 4.446%, due 11/16/06	1,306,307

			22,922,819

		Food: 0.8%
467,000	S	Delhaize America, Inc., 8.050%, due 04/15/27	514,262
692,000	S	Delhaize America, Inc., 8.125%, due 04/15/11	779,596
462,000	S	Delhaize America, Inc., 9.000%, due 04/15/31	579,107
1,710,000	C, S	Safeway, Inc., 4.800%, due 07/16/07	1,723,596
2,451,000	C, S	Tyson Foods, Inc., 7.250%, due 10/01/06	2,541,310

			6,137,871

		Gas: 0.2%
1,343,000	#, C, S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	1,402,291

			1,402,291

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

		Home Builders: 0.3%
2,352,000		KB Home, 6.250%, due 06/15/15	2,402,974
54,000	C, S	Technical Olympic USA, Inc., 9.000%, due 07/01/10	55,823

			2,458,797

		Insurance: 1.2%
715,000	L	AIG SunAmerica Global Financing X, 6.900%, due 03/15/32	882,691
2,265,000	L, S	Aon Corp., 8.205%, due 01/01/27	2,660,657
266,000	S	GE Global Insurance Holding Corp., 7.000%, due 02/15/26	285,891
817,000	#, C, S	North Front Pass-Through Trust, 5.810%, due 12/15/24	843,382
1,124,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	1,127,488
2,612,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	2,889,869

			8,689,978

		Lodging: 0.1%
1,160,000	S	MGM Mirage, 5.875%, due 02/27/14	1,132,450

			1,132,450

		Media: 0.6%
9,135	@@, C	CanWest Media, Inc., 8.000%, due 09/15/12	9,660
21,000	S	Clear Channel Communications, Inc., 3.125%, due 02/01/07	20,458
1,210,000	S	COX Communications, Inc., 6.850%, due 01/15/18	1,327,081
952,000	S	COX Communications, Inc., 7.125%, due 10/01/12	1,069,125
523,000	S	Time Warner, Inc., 7.625%, due 04/15/31	655,239
1,134,000		Time Warner, Inc., 7.700%, due 05/01/32	1,439,159

			4,520,722

		Mining: 0.1%
467,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	516,035

			516,035

		Oil and Gas: 1.7%
1,211,000	S	Amerada Hess Corp., 6.650%, due 08/15/11	1,334,294
1,192,000	@@, #, C, S	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	1,172,122
865,000	@@, #, S	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	962,007
20,000	C, S	Energy Partners Ltd., 8.750%, due 08/01/10	21,100
1,944,000	S	Enterprise Products Operating, LP, 4.950%, due 06/01/10	1,955,252
1,163,000	S	Kerr-McGee Corp, 6.950%, due 07/01/24	1,207,512
512,000	@@, C, L	Nexen, Inc., 5.875%, due 03/10/35	522,190
2,523,000	#, S	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	2,608,781
545,000	#, S	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	545,273
1,086,000	@@, #, S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	1,115,865
899,000	L	Valero Energy Corp, 7.500%, due 04/15/32	1,113,239

			12,557,635

		Pipelines: 0.2%
1,025,000	C, S	KN Capital Trust III, 7.630%, due 04/15/28	1,203,255
20,000	C, S	Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	23,900

			1,227,155

		Real Estate: 0.6%
1,650,000	C, S	EOP Operating, LP, 7.750%, due 11/15/07	1,772,660
310,000	C, S	Liberty Property, LP, 6.375%, due 08/15/12	340,037
179,000	S	Liberty Property, LP, 6.950%, due 12/01/06	185,711
1,577,000	C, S	Liberty Property, LP, 7.750%, due 04/15/09	1,747,236

			4,045,644

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

		Real Estate Investment Trusts: 0.5%
2,194,000	C, S	Simon Property Group LP, 6.375%, due 11/15/07	2,291,776
1,391,000	C, S	Simon Property Group, LP, 4.875%, due 03/18/10	1,416,868

			3,708,644

		Retail: 0.3%
1,876,000	C, S	May Department Stores Co., 3.950%, due 07/15/07	1,863,932

			1,863,932

		Savings and Loans: 0.2%
1,238,000	C, S	Great Western Financial, 8.206%, due 02/01/27	1,345,322

			1,345,322

		Telecommunications: 1.6%
1,153,000	C	AT&T Corp., 9.750%, due 11/15/31	1,506,106
1,528,000	C, S	BellSouth Corp., 4.200%, due 09/15/09	1,524,029
1,134,000	S	British Telecommunications PLC, 8.875%, due 12/15/30	1,605,720
975,000	+, L, S	Deutsche Telekom Intl. Finance BV, 8.500%, due	1,131,133
498,000		New Cingular Wireless Services Inc, 8.125%, due 05/01/12	597,481
1,019,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	1,107,713
819,000	+, S	Sprint Capital Corp., 4.780%, due 08/17/06	825,200
951,000	C, S	Sprint Capital Corp., 8.375%, due 03/15/12	1,145,393
1,134,000	@@, #	Telecom Italia Capital SA, 6.000%, due 09/30/34	1,161,749
1,183,000	S	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	1,187,921

			11,792,445

		Transportation: 0.2%
1,309,000	@@, #, S	MISC Capital Ltd., 5.000%, due 07/01/09	1,335,886

			1,335,886

		Total Corporate Bonds/Notes
		(Cost $168,135,577)	169,900,976

U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.3%
		Federal Home Loan Bank: 0.9%
6,380,000	L	3.250%, due 12/17/07	6,293,277

			6,293,277

		Federal Home Loan Mortgage Corporation: 7.1%
12,885,000	C	2.700%, due 03/16/07	12,644,992
894,961		3.439%, due 05/25/31	895,491
687,605	S	3.454%, due 04/25/30	687,979
293,343		3.464%, due 01/25/32	293,603
691,876		3.570%, due 02/15/32	695,256
1,518,912		3.870%, due 04/15/32	1,530,077
3,512,000		3.875%, due 06/15/08	3,515,094
763,462		5.052%, due 04/01/35	766,088
2,581,000		5.214%, due 06/01/35	2,601,164
2,000,000		5.500%, due 07/17/18	2,052,500
7,814,000		5.500%, due 07/15/34	7,923,881
2,346,000		5.875%, due 03/21/11	2,532,591
9,319,528	S	6.000%, due 01/15/29	9,679,226
5,500,000		6.500%, due 07/15/34	5,694,216
11,894		7.500%, due 11/01/28	12,760

			51,524,918

		Federal National Mortgage Association: 27.1%
6,930,000	C, L	2.875%, due 05/19/08	6,744,165
2,194,183		3.230%, due 04/25/35	2,196,653
142,201		3.514%, due 11/25/32	142,183

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

2,294,459	S	3.564%, due 08/25/33	2,245,537
626,167	S	3.660%, due 04/18/28	630,476
149,834		3.764%, due 12/25/29	150,332
671,145		3.764%, due 10/25/33	673,583
624,980		3.864%, due 01/25/32	624,739
4,577,183	S	4.450%, due 02/17/29	433,431
978,422	S	4.500%, due 09/25/16	979,875
2,062,604	S	4.500%, due 12/15/16	2,067,816
855,725	S	4.500%, due 06/15/17	858,123
2,921,483		4.500%, due 10/25/17	2,919,189
6,444,000		4.500%, due 07/15/19	6,415,808
3,422,000	S	4.500%, due 02/15/20	3,350,028
605,000		4.500%, due 07/15/35	591,766
2,187,000		4.750%, due 12/25/42	2,195,866
1,338,157		4.837%, due 11/01/34	1,354,325
2,443,006		4.947%, due 01/01/35	2,466,411
5,047,000		5.000%, due 07/01/18	5,103,779
869,000	S	5.000%, due 05/15/20	887,391
4,492,923	S	5.000%, due 08/15/21	4,520,891
3,513,000	S	5.000%, due 04/15/23	3,575,131
49,190,000		5.000%, due 07/15/34	49,205,346
3,340,000		5.250%, due 08/01/12	3,525,724
2,487,920	S	5.500%, due 11/15/18	2,551,507
5,469,980		5.500%, due 07/15/19	5,615,274
2,618,653		5.500%, due 11/01/32	2,658,446
7,262,105		5.500%, due 11/01/33	7,372,460
6,869,625		5.500%, due 11/01/33	6,972,048
23,862,000		5.500%, due 07/15/34	24,190,102
89,360		6.000%, due 08/01/16	92,450
7,741		6.000%, due 12/01/16	8,009
274,022		6.000%, due 03/01/17	283,497
2,373,417		6.000%, due 09/01/17	2,455,555
176,509		6.000%, due 11/01/17	182,613
333,000		6.000%, due 07/15/20	344,343
5,426,463	S	6.000%, due 07/25/29	5,686,133
2,396,155	S	6.000%, due 04/25/31	2,512,531
1,240,817		6.000%, due 08/01/33	1,272,926
13,022,000		6.000%, due 07/15/34	13,351,612
59,632		6.500%, due 07/01/29	61,948
265,626		6.500%, due 08/01/29	275,941
725,933		6.500%, due 04/01/30	754,123
2,963		6.500%, due 06/01/31	3,075
785,413		6.500%, due 07/01/31	815,903
17,719		6.500%, due 09/01/31	18,385
2,768		6.500%, due 09/01/31	2,872
330,816		6.500%, due 11/01/31	343,254
189,476		6.500%, due 04/01/32	196,478
84,180		6.500%, due 07/01/32	87,291
133,937		6.500%, due 08/01/32	138,886
17,789		6.500%, due 08/01/32	18,446
78,005		6.500%, due 08/01/32	80,887
208,707		6.500%, due 11/01/32	216,419
320,446		6.500%, due 01/01/33	332,287
177,590		6.500%, due 02/01/33	183,959
4,658,000		6.500%, due 07/15/33	4,821,030
924,218		6.500%, due 12/01/33	957,363
3,015,000		6.625%, due 11/15/10	3,390,705
115,517		7.000%, due 01/01/30	121,864
30,670		7.000%, due 01/01/30	32,379
8,447		7.000%, due 03/01/30	8,918
402,186		7.000%, due 06/01/31	425,003
1,855,000		7.000%, due 07/15/33	1,955,866
1,842		7.500%, due 09/01/30	1,969
15,303		7.500%, due 10/01/30	16,357
15,182		7.500%, due 10/01/30	16,228
9,368		7.500%, due 11/01/30	10,013
126,619		7.500%, due 02/01/32	135,407
918,927		7.500%, due 06/25/32	973,193

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

628,447		7.500%, due 12/25/41	672,285
1,233,899		7.500%, due 01/25/48	1,310,148

			197,786,956

		Government National Mortgage Association: 0.2%
16,532		3.375%, due 04/20/28	16,802
1,378,085	S	5.010%, due 06/16/31	148,069
1,429		6.500%, due 03/15/31	1,495
27,279		6.500%, due 08/15/31	28,532
71,409		6.500%, due 10/15/31	74,689
38,777		6.500%, due 11/15/31	40,558
35,021		6.500%, due 07/15/32	36,626
231,448		6.500%, due 09/15/32	242,051
87,104		7.000%, due 04/15/26	92,526
45,373		7.000%, due 05/15/32	48,071
120,510		7.500%, due 12/15/22	130,030
6,193		7.500%, due 10/15/26	6,654
50,425		7.500%, due 07/15/29	54,076
335		7.500%, due 11/15/30	359
45,057		7.500%, due 12/15/30	48,309
56,891		7.500%, due 12/15/31	60,994
49,178		7.500%, due 05/15/32	52,716
53,306		7.500%, due 05/15/32	57,141

			1,139,698

		Total U.S. Government Agency Obligations (Cost $256,155,852)	256,744,849

U.S. TREASURY OBLIGATIONS: 21.7%
		U.S. Treasury Bonds: 3.9%
5,584,000	L, S	5.375%, due 02/15/31	6,590,868
6,617,000	L, S	6.250%, due 08/15/23	8,248,249
4,739,000	C, S	10.375%, due 11/15/12	5,452,257
6,152,000	C, S	13.250%, due 05/15/14	8,245,366

			28,536,740

		U.S. Treasury Notes: 17.2%
10,850,000	L, S	1.625%, due 10/31/05	10,794,904
6,720,000	S	2.000%, due 01/15/14	7,292,182
57,673,000	L, S	3.500%, due 05/31/07	57,515,322
1,208,000	L	3.500%, due 02/15/10	1,196,251
4,185,000	L, S	3.625%, due 06/15/10	4,168,001
7,344,000	L, S	3.750%, due 05/15/08	7,362,367
36,458,000	L, S	4.125%, due 05/15/15	37,002,026

			125,331,053

		U.S. Treasury STRIP: 0.6%
6,710,000	S	4.180%, due 05/15/16	4,297,721

			4,297,721

		Total U.S. Treasury Obligations (Cost $158,124,770)	158,165,514

ASSET-BACKED SECURITIES: 5.2%
		Automobile Asset-Backed Securities: 1.1%
2,181,202	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	2,170,237
200,000	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	197,673
204,000	C	Daimler Chrysler Auto Trust, 3.490%, due 12/08/08	202,751
623,000	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	612,258
917,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	911,488
1,191,879	C	Household Automotive Trust, 2.310%, due 04/17/08	1,184,624

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

1,250,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	1,220,344
1,370,000	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	1,352,355
200,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	196,549

			8,048,279

		Credit Card Asset-Backed Securities: 0.9%
560,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	564,028
530,000	C	Capital One Master Trust, 4.900%, due 03/15/10	539,391
800,000	C	Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	781,797
2,285,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	2,322,900
44,000	C	Citibank Credit Card Issuance Trust, 6.875%, due 11/16/09	46,909
555,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	589,341
193,000	C	Discover Card Master Trust I, 5.150%, due 10/15/09	197,115
1,020,000	C	Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	1,012,916
589,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	626,895

			6,681,292

		Home Equity Asset-Backed Securities: 2.6%
617,595	C	Argent Securities, Inc., 3.634%, due 03/25/34	618,481
527,835	C, S	Asset Backed Funding Certificates, 3.594%, due 11/25/33	529,243
545,455	C	Bayview Financial Acquisition Trust, 3.820%, due 09/28/43	547,075
431,145	C, S	Centex Home Equity, 3.594%, due 01/25/34	431,686
78,000	C	Centex Home Equity, 4.140%, due 03/25/28	77,603
1,766,974	C	GMAC Mortgage Corp Loan Trust, 3.544%, due 12/25/20	1,767,797
4,851,000	C	GSAA Trust, 5.242%, due 05/25/35	4,882,038
334,614	C	Merrill Lynch Mortgage Investors, Inc., 3.674%, due 07/25/34	336,288
202,530	C	New Century Home Equity Loan Trust, 3.550%, due 06/20/31	202,846
2,137,629	C	New Century Home Equity Loan Trust, 3.564%, due 04/25/34	2,139,448
287,416	C	New Century Home Equity Loan Trust, 3.874%, due 07/25/30	287,630
638,000	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	638,171
103,182	C	Residential Asset Mortgage Products, Inc., 3.624%, due 06/25/33	103,394
1,264,425	C	Residential Asset Securities Corp., 3.220%, due 01/25/35	1,265,553
297,448	C	Residential Asset Securities Corp., 3.544%, due 09/25/31	297,718
406,272	C	Residential Asset Securities Corp., 3.614%, due 06/25/32	407,398
396,029	+, C, S	Residential Asset Securities Corp., 3.624%, due 12/25/33	396,916
243,214	C	Residential Funding Mortgage Securities II, 3.450%, due 01/25/16	242,796
90,000	C, S	Residential Funding Mortgage Securities II, 4.160%, due 11/25/17	89,395
2,300,000	C	Saxon Asset Securities Trust, 3.960%, due 06/25/33	2,296,068
984,000	C	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	975,081

			18,532,625

		Other Asset-Backed Securities: 0.6%
333,355	C	Ameriquest Mortgage Securities, Inc., 3.610%, due 02/25/34	333,733
93,348	C	Amortizing Residential Collateral Trust, 3.814%, due 05/25/32	93,963
24,397	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	24,239
1,254,738	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.614%, due 07/25/33	1,257,641
15,000	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	14,928
1,718,188	C	First Horizon Asset Back Trust, 3.604%, due 10/25/34	1,725,042
524,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	519,389
524,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	519,438
237,908	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	236,587

			4,724,960

		Total Asset-Backed Securities (Cost $38,104,379)	37,987,156

COLLATERALIZED MORTGAGE OBLIGATIONS: 21.6%
		Commercial Mortgage-Backed Securities: 4.5%
321,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	317,859

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

1,527,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,527,774
672,000	C, L, S	Capco America Securitization Corp., 6.260%, due 10/15/30	713,426
456,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	488,446
1,950,000	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,170,874
1,093,000	C	COMM, 3.600%, due 03/10/39	1,071,267
1,017,163	C, S	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	999,991
1,000,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	1,070,206
688,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	761,113
2,735,886	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	2,711,921
691,000	C	GE Capital Commercial Mortgage Corp., 3.915%, due 11/10/38	681,917
483,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	494,220
1,700,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	1,698,704
1,696,966	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	1,695,697
2,960,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	3,098,257
289,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	292,419
2,961,000	C, S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,165,718
1,703,000	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	1,921,009
400,000	C	Morgan Stanley Capital I, 7.020%, due 03/15/32	436,626
2,709,507	C, S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	2,853,353
3,828,237	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	3,762,273
400,000	C, S	Salomon Brothers Mortgage Securities VII, 7.520%, due 12/18/09	447,541

			32,380,611

		Whole Loan Collateral PAC: 0.6%
129,400	C	Countrywide Alternative Loan Trust, 3.710%, due 02/25/33	129,484
446,544	C	GSR Mortgage Loan Trust, 3.714%, due 10/25/32	446,721
965,930	C	MASTR Alternative Loans Trust, 3.714%, due 11/25/33	965,974
1,116,667	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	1,155,024
819,907	C	Residential Funding Mtg. Sec. I, 3.714%, due 11/25/17	821,633
902,041	C	Washington Mutual, 3.714%, due 03/25/34	904,015

			4,422,851

		Whole Loan Collateralized Mortgage Obligations: 16.4%
571,467	C, S	ABN Amro Mortgage Corp., 3.810%, due 03/25/18	571,947
3,643,431	C	Banc of America Funding Corp., 5.750%, due 09/20/34	3,701,227
2,478,943	C	Banc of America Mortgage Securities, 5.500%, due 12/01/49	2,513,539
1,632,944	C, S	Bank of America Alternative Loan Trust, 3.764%, due 12/25/33	1,634,506
467,747	C, S	Bank of America Mortgage Securities, 3.764%, due 12/25/33	468,458
1,370,202	C, S	Bank of America Mortgage Securities, 5.250%, due 11/25/19	1,389,771
2,215,328	C	Bear Stearns Alt-A Trust, 3.634%, due 07/25/34	2,218,822
399,721	C, S	Citicorp Mortgage Securities, Inc., 3.764%, due 03/25/33	400,259
484,825	C	Citicorp Mortgage Securities, Inc., 3.814%, due 10/25/33	484,982
3,960,752	C	Citigroup Mortgage Loan Trust, Inc., 3.434%, due 12/25/34	3,960,760
1,844,726	C	Countrywide Alternative Loan Trust, 3.614%, due 02/25/35	1,848,313
2,439,811	C	Countrywide Alternative Loan Trust, 3.664%, due 09/25/34	2,438,216
267,618	C, S	Countrywide Alternative Loan Trust, 3.714%, due 07/25/18	268,032
497,818	C	Countrywide Alternative Loan Trust, 3.814%, due 07/25/35	499,632
1,425,870	C	Countrywide Alternative Loan Trust, 3.864%, due 04/25/33	1,429,328
4,153,158	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	4,226,552
3,868,301	C	Countrywide Home Loan Mortgage Pass Through Trust, 3.584%, due 03/25/35	3,873,739
801,606	C, S	Countrywide Home Loan Mortgage Pass Through Trust, 3.814%, due 04/25/18	803,846
2,054,607	C, S	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	2,067,475
5,150,000	C	CS First Boston Mortgage Securities Corp., 4.080%, due 10/25/33	5,190,193
1,529,748	C	First Horizon Alternative Mortgage Securities, 4.810%, due 06/25/34	1,519,662
467,563	C	First Horizon Alternative Mortgage Securities, 5.348%, due 09/25/34	473,248
4,687,174	C	GMAC Mortgage Corp. Loan Trust, 5.273%, due 03/18/35	4,734,046
1,042,007	C	GSMPS Mortgage Loan Trust, 3.664%, due 01/25/35	1,046,299

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount			Value

900,000	C	GSR Mortgage Loan Trust, 3.814%, due 06/25/35	907,483
509,936	C, S	GSR Mortgage Loan Trust, 4.500%, due 08/25/19	508,939
2,448,600	C	Harborview Mortgage Loan Trust, 3.610%, due 01/19/35	2,454,338
1,673,045	C	Homebanc Mortgage Trust, 3.744%, due 08/25/29	1,681,475
3,464,765	C, S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	3,548,327
3,556,733	C	MASTR Alternative Loans Trust, 6.000%, due 09/25/34	3,623,421
651,461	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	664,878
393,676	C, S	MASTR Asset Securitization Trust, 3.764%, due 11/25/33	394,310
4,553,019	C, S	MLCC Mortgage Investors, Inc., 3.544%, due 04/25/29	4,555,822
2,801,979	C, S	MLCC Mortgage Investors, Inc., 3.634%, due 10/25/28	2,803,679
1,667,482	C, S	MLCC Mortgage Investors, Inc., 3.634%, due 01/25/29	1,669,638
2,112,659	C, S	MLCC Mortgage Investors, Inc., 3.674%, due 04/25/29	2,115,291
1,095,721	C, S	QFA Royalties LLC, 7.300%, due 02/20/25	1,097,433
6,899,868	C	Residential Accredit Loans, Inc., 3.714%, due 04/25/35	6,902,931
534,223	C, S	Residential Accredit Loans, Inc., 3.764%, due 03/25/18	535,675
1,826,880	C	Sequoia Mortgage Trust, 3.530%, due 01/20/35	1,831,614
599,569	C	Sequoia Mortgage Trust, 3.570%, due 11/20/33	600,247
1,942,000	C	Structured Adjustable Rate Mortgage Loan Trust, 3.624%, due 07/25/35	1,942,000
1,294,000	C	Structured Adjustable Rate Mortgage Loan Trust, 3.674%, due 05/25/35	1,294,000
5,914,444	C	Structured Asset Mortgage Investments, Inc., 3.500%, due	5,912,596
3,300,000	C, S	Structured Asset Securities Corp., 6.000%, due 03/25/34	3,328,870
1,460,571	C, S	Thornburg Mortgage Securities Trust, 3.664%, due 12/25/33	1,463,542
5,253,964	C	Thornburg Mortgage Securities Trust, 3.684%, due 09/25/34	5,270,199
2,442,500	C	Washington Mutual, 6.000%, due 06/25/34	2,488,297
1,184,971	C, S	Washington Mutual MSC Mortgage Pass-Through CTFS, 3.590%, due 01/25/18	1,188,978
438,558	C	Washington Mutual MSC Mortgage Pass-Through CTFS, 3.914%, due 03/25/33	439,272
3,239,969	C	Washington Mutual, Inc., 3.380%, due 01/25/45	3,241,427
1,783,413	C	Washington Mutual, Inc., 3.435%, due 01/25/45	1,784,772
2,435,485	C	Washington Mutual, Inc., 3.550%, due 06/25/44	2,438,152
581,191	C, S	Wells Fargo Mortgage Backed Securities Trust, 3.814%, due 02/25/34	581,250
1,800,690	C	Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 01/25/35	1,780,855
2,160,000	C, S	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	2,126,051

			118,938,614

		Whole Loan Collateralized Support CMO: 0.1%
1,032,060	C, S	Bank of America Mortgage Securities, 5.500%, due 11/25/33	1,046,670

			1,046,670

		Total Collateralized Mortgage Obligations (Cost $157,297,472)	156,788,746

MUNICIPAL BONDS: 0.3%
		Municipal: 0.3%
605,000	S	City of New York, NY, 5.000%, due 11/01/08	642,347
605,000	S	City of New York, NY, 5.000%, due 11/01/11	660,321
605,000	S	City of New York, NY, 5.000%, due 11/01/15	666,989
285,000		City of New York, NY, 5.000%, due 04/01/35	301,179

		Total Municipal Bonds (Cost $2,266,174)	2,270,836

OTHER BONDS: 0.6%
		Sovereign: 0.6%
1,346,000	L, S	Dominican Republic Intl. Bond, 0.000%, due 01/23/18	1,410,436
1,622,000	@@, L, S	Mexico Government Intl. Bond, 6.625%, due 03/03/15	1,789,066
840,678	@@, S, (2)	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	1,214,912

		Total Other Bonds
		(Cost $3,993,123)	4,414,414

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 1.1%
		Banks: 0.4%
284	@, #	DG Funding Trust	$3,054,775

			3,054,775
		Diversified Financial Services: 0.1%
40,975		National Rural Utilities Cooperative Finance Corp.	1,015,414

			1,015,414
		Electric: 0.1%
22,950	S	TECO Energy, Inc.	586,122

			586,122
		Insurance: 0.5%
101,560		Aegon NV	2,566,421
43,000	@	Metlife, Inc.	1,082,740

			3,649,161
		Total Preferred Stock
		(Cost $8,307,773)	8,305,472

WARRANTS: 0.0%
20		American Tower Corp.	5,927

		Total Warrants
		(Cost $1,502)	5,927

		Total Long-Term Investments
		(Cost $792,386,622)	794,583,890

Principal Amount			Value

SHORT-TERM INVESTMENTS: 24.0%
		Repurchase Agreement: 7.3%
$53,013,000	S	Goldman Sachs Repurchase Agreement
		dated 06/30/05, 3.340%, due 07/01/05,
		$53,017,918 to be received upon repurchase
		(Collateralized by $101,832,790 Various U. S.
		Treasury Obligations, 0.000%,
		Market Value plus accrued interest
		$54,603,390, due 08/15/15-05/15/20)	$53,013,000

		Total Repurchase Agreement
		(Cost $53,013,000)	53,013,000

121,876,743		Securities Lending CollateralCC: 16.7%
		The Bank of New York Institutional Cash Reserves Fund	121,876,743

		Total Securities Lending Collateral
		(Cost $121,876,743)	121,876,743

		Total Short-Term Investments
		(Cost $174,889,743)	174,889,743

PORTFOLIO OF INVESTMENTS

ING Intermediate Bond Fund	As of June 30, 2005 (Unaudited)(continued)

Principal Amount				Value

Total Investments In Securities
		(Cost $967,276,365)*	133.1%	$969,473,633
		Other Assets and Liabilities—Net	(33.1)	(241,319,331)

		Net Assets	100.0%	$728,154,302

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities or foreign currency exchange contracts held at June 30, 2005.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
	(1)	Principal amount presented in Japanese Yen
	(2)	Principal amount presented in EURO

	*	Cost for federal income tax purposes is $967,535,632.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,713,904
Gross Unrealized Depreciation	(3,775,903)
Net Unrealized Appreciation	$1,938,001

Information concerning open futures contracts for the ING Intermediate Bond Fund at June 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
90 Day Euro Future	407	$97,832,625	09/19/05	$(88,523)
U.S. Long Bond	277	32,893,750	9/21/2005	237,827
		$131,726,375		$149,304

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
90 Day Euro Future	407	$97,759,365	12/19/05	$48,840
U.S. 5 Year Note	452	49,218,565	09/21/05	(179,716)
U.S. 10 Year Future	83	9,417,906	09/21/05	2,827
		$156,395,836		$(128,049)

Information concerning the Interest Rate Swap Agreement outstanding for the ING Intermediate Bond Portfolio at June 30, 2005, is shown below:

Type	Termination Date	Notional Principal	Unrealized Depreciation
Receive a fixed rate equal to 1.800%
and pay a floating rate based
on the 3-month LIBOR BBA.
Counterparty: UBS AG	03/01/34	JPY	500,000,000	(9,895,626)

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Intermediate Bond Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

Alpine III, 3.350%, due 08/16/14	434,000	8/16/2004	$434,000	$435,167	0.01%
Alpine III, 3.750%, due 08/16/14	434,000	8/16/2004	434,000	434,948	0.01%
Alpine III, 5.550%, due 08/16/14	276,000	8/16/2004	276,000	277,088	0.00%
Alpine III, 8.800%, due 08/16/14	669,000	8/16/2004	669,000	671,667	0.01%
Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	256	7/1/2029	4,652	17	0.00%
			$1,817,652	$1,818,887	0.27%

PORTFOLIO OF INVESTMENTS

ING National Tax-Exempt Bond Fund	as of June 30, 2005 (Unaudited)

Principal Amount			Ratings(1)	Value

MUNICIPAL BONDS: 98.4%
		California: 15.4%
$330,000		California State Department of Veterans Affairs, 4.700%, due 12/01/09	Aa2/AA-	$345,223
1,000,000		California State Department of Water Resources, 5.500%, due 05/01/07	A3/BBB+	1,047,260
200,000		Los Angeles County Metropolitan Transportation Authority, 6.000%, due 07/01/08	A1/A+	217,316
1,000,000		Pleasant Valley School District-Ventura County, Reference Series A, 5.850%, due 08/01/31	Aaa/AAA	1,249,270
500,000	C	San Marcos Public Facilities Authority/CA, 5.000%, due 08/01/21	Aaa/AAA	535,485
1,000,000		State of California, 5.000%, due 01/01/08	Aaa/AAA	1,052,940

				4,447,494

		Colorado: 3.8%
1,000,000	C	Interlocken Metropolitan District Colorado Reference, Series A, 5.750%, due 12/15/19	NR/AA	1,096,120

				1,096,120

		Connecticut: 2.0%
520,000	C	Connecticut State Development Authority, 5.000%, due 10/15/23	Aaa/AAA	560,622

				560,622

		Florida: 9.2%
250,000	C	City of Tallahassee, 6.375%, due 12/01/30	A3/NR	270,265
500,000	C	Florida State Board of Education, 5.750%, due 06/01/22	Aa1/AA+	558,000
750,000	C	Gulf Breeze, 5.050%, due 12/01/20	Aaa/AAA	817,328
1,000,000	C	Orlando & Orange County Expressway Authority, 2.580%, due 07/01/32	Aaa/AAA	1,000,000

				2,645,593

		Illinois: 8.6%
25,000		Chicago Illinois Tax Increment Redevelopment Project, Series A, 5.000%, due 11/15/10	NR/A	26,618
1,250,000	C	De Kalb-Ogle Etc. Counties Community College District No 523, FSA Insured, 5.750%, due 02/01/11	Aaa/NR	1,386,550
1,000,000	C	State of Illinois, 5.000%, due 04/01/17	Aa3/AA	1,053,610

				2,466,778

		Massachusetts: 4.8%
1,000,000	C	Massachusetts Development Finance Agency Revenue, Boston University, Series P, 6.000%, due 05/15/59	A3/BBB+	1,241,360
115,000	C	Massachusetts Health & Educational Facilities Authority, 6.500%, due 07/01/21	Ba2/BBB	127,556

				1,368,916

		Nevada: 3.9%
1,100,000	C	Washoe County Nevada Gas & Water Facilities, 6.300%, due 12/01/14	Aaa/AAA	1,132,230

				1,132,230

		New Mexico: 5.6%
1,000,000	C	Clovis Public Financing Authority, 5.000%, due 08/01/26	Aaa/NR	1,071,570
500,000	C	New Mexico Finance Authority, 5.000%, due 04/01/16	Aaa/AAA	549,960

				1,621,530

PORTFOLIO OF INVESTMENTS

ING National Tax-Exempt Bond Fund		as of June 30, 2005 (Unaudited)(continued)

Principal Amount			Ratings(1)	Value

		New York: 15.7%
890,000		Albany Industrial Development Agency, 7.750%, due 01/01/10	NR/NR	998,251
500,000	C	Metropolitan Transportation Authority, 5.000%, due 11/15/22	Aaa/AAA	538,585
1,000,000		New York, General Obligation, Series B, 5.000%, due 08/01/07	A2/A	1,043,369
1,000,000	C	New York State Dormitory Authority Revenue, Series C, 5.500%, due 07/01/15	Aaa/AAA	1,117,429
5,000	C	Tobacco Settlement Financing Authority, 5.000%, due 06/01/10	NR/AA-	5,000
775,000	C	Westchester County Industrial Development Agency, 4.750%, due 07/01/20	NR/A	793,918

				4,496,552

		North Carolina: 3.8%
710,000	C	City of Raleigh, 5.000%, due 02/01/24	Aa2/AA+	762,831
295,000	C	New Hanover County, 5.750%, due 11/01/12	Aa2/AA	336,259

				1,099,090

		Ohio: 1.0%
225,000	C	Euclid City School District, 5.200%, due 12/01/10	Aaa/AAA	231,845
55,000		Lakota Local School District, School Improvement, 7.000%, due 12/01/10	Aaa/AAA	65,593

				297,438

		Oklahoma: 7.9%
420,000	C	Oklahoma Industries Authority/OK, 6.000%, due 08/15/19	NR/AAA	472,853
580,000	C	Oklahoma Industries Authority/OK, 6.000%, due 08/15/19	NR/AAA	645,807
1,000,000	C	Payne County Oklahoma Economic Development Authority, Student Housing Revenue, Collegiate Housing Foundation, Series A, 6.375%, due 06/01/30	Ba3/NR	1,164,790

				2,283,450

		Pennsylvania: 7.4%
1,000,000	C	Lebanon County Health Facilities Authority, 6.000%, due 11/15/35	Ba1/BBB+	1,089,880
1,000,000	C	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health System, 5.000%, due 05/15/18	A1/AA-	1,038,070

				2,127,950

		Rhode Island: 0.5%
35,000		Dunns Corner Fire District, 7.950%, due 06/01/06	NR/NR	36,532
35,000		Dunns Corner Fire District, 8.000%, due 06/01/07	NR/NR	38,108
35,000		Dunns Corner Fire District, 8.050%, due 06/01/08	NR/NR	39,601
35,000		Dunns Corner Fire District, 8.100%, due 06/01/09	NR/NR	40,986

				155,227

		Tennessee: 0.9%
240,000	C	Knox County Health Educational & Housing Facilities Board, 5.750%, due 04/01/19	Ba1/NR	253,142

				253,142

		Texas: 8.0%
1,000,000	C	Harris County Health Facilities Development Authority Revenue, Series B, 5.750%, due 07/01/27	Aa3/AAA	1,211,250
1,000,000	C	Laredo Independent School District, 5.500%, due 08/01/20	Aaa/AAA	1,096,970

				2,308,220

PORTFOLIO OF INVESTMENTS

ING National Tax-Exempt Bond Fund	as of June 30, 2005 (Unaudited)(continued)

Principal Amount			Ratings(1)	Value

MUNICIPAL BONDS: 98.4%
		Total Investments In Securities
		(Cost $27,022,449)*	98.4%	$28,360,352
		Other Assets and Liabilities—Net	1.6	453,956

		Net Assets	100.0%	$28,814,308

	C	Bond may be called prior to maturity date.

	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,358,606
		Gross Unrealized Depreciation		(20,703)
		Net Unrealized Appreciation		$1,337,903

	(1)	Credit ratings are provided by Moody’s Investor’s Service, Inc. and Standard and Poor’s Rating Group (Unaudited).

See Accompanying Notes to Financial Statements

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 29, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 29, 2005